Nature Of Operations (Narrative) (Details)	12 Months Ended
Dec. 31, 2011
Wineries operated	4
Tanning Facility [Member]
Facilities operated	1
Case-Ready Facility [Member]
Facilities operated	2
Beef Processing Facility [Member]
Facilities operated	3
National Beef [Member]
Percentage interest owned in subsidiary	78.90%
Idaho Timber [Member]
Facilities operated	9
Conwed Plastics [Member]
Domestic facilities	4
Foreign facilities	1